Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans (Tables) [Abstract]
Changes in benefit obligations and plan assets

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,118	$1,035	$259	$273
Service cost	35	32	2	2
Interest cost	64	62	15	16
Plan participants’ contributions	—	—	6	5
Benefits paid	(58)	(59)	(24)	(24)
Medicare Part D subsidy	—	—	2	2
Plan amendment	—	—	(1)	(18)
Actuarial loss	108	48	30	3

Benefit obligation at end of year	1,267	1,118	289	259

Change in plan assets:
Fair value of plan assets at beginning of year	860	705	148	126
Actual return on plan assets	108	153	17	25
Employer contributions	61	61	15	16
Plan participants’ contributions	—	—	6	5
Benefits paid	(58)	(59)	(24)	(24)

Fair value of plan assets at end of year	971	860	162	148

Funded status — underfunded	$(296)	$(258)	$(127)	$(111)

Accumulated benefit obligation	$1,224	$1,075

Underfunded status of our pension plans and other postretirement benefit plans

	December 31,
	2010	2009
	(Millions)
Underfunded pension plans:
Current liabilities	$7	$1
Noncurrent liabilities	289	257
Underfunded other postretirement benefit plans:
Current liabilities	8	8
Noncurrent liabilities	119	103

Pre-tax amounts not yet recognized in net periodic benefit expense

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
	(Millions)
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	$(3)	$(4)	$10	$15
Net actuarial loss	(657)	(621)	(20)	(9)
Amounts included in net regulatory assets associated with our FERC-regulated gas pipelines:
Prior service credit	N/A	N/A	$20	$28
Net actuarial loss	N/A	N/A	(48)	(40)

Net periodic benefit expense and other changes in plan assets and benefit obligations

				Other
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
			(Millions)
Components of net periodic benefits expense:
Service cost	$35	$32	$23	$2	$2	$2
Interest cost	64	62	60	15	16	18
Expected return on plan assets	(71)	(61)	(79)	(9)	(9)	(13)
Amortization of prior service cost (credit)	1	1	1	(14)	(11)	—
Amortization of net actuarial loss	35	43	13	3	3	—
Amortization of regulatory asset	—	1	—	1	5	5

Net periodic benefit expense	$64	$78	$18	$(2)	$6	$12

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial (gain) loss	$71	$(44)	$565	$12	$1	$15
Prior service credit	—	—	—	—	(7)	(16)
Amortization of prior service (cost) credit	(1)	(1)	(1)	5	4	(1)
Amortization of net actuarial loss	(35)	(43)	(13)	(1)	—	—

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	35	(88)	551	16	(2)	(2)

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$99	$(10)	$569	$14	$4	$10

Pre-tax amounts expected to be amortized in net periodic benefit expense

		Other
	Pension	Postretirement
	Benefits	Benefits
	(Millions)
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit)	$1	$(4)
Net actuarial loss	37	1
Amounts included in net regulatory assets associated with our FERC- regulated gas pipelines:
Prior service credit	N/A	$(7)
Net actuarial loss	N/A	3

Weighted average assumptions utilized to determine benefit obligations

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
Discount rate	5.20%	5.78%	5.35%	5.80%
Rate of compensation increase	5.00	5.00	N/A	N/A

Weighted average assumptions utilized to determine net periodic benefit expense

				Other
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Discount rate	5.78%	6.08%	6.41%	5.80%	6.00%	6.40%
Expected long-term rate of return on plan assets	7.50	7.75	7.75	6.51	7.00	7.00
Rate of compensation increase	5.00	5.00	5.00	N/A	N/A	N/A

One percentage point change in assumed health care cost trend rates effects

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$2	$(2)
Effect on other postretirement benefit obligation	39	(32)

Fair values of pension plan assets

	2010
	Level 1	Level 2	Level 3	Total
		(Millions)
Pension assets:
Cash management fund(1)	$30	$—	$—	$30
Equity securities:
U.S. large cap	192	—	—	192
U.S. small cap	137	—	—	137
International developed markets large cap growth	4	68	—	72
Emerging markets growth	4	12	—	16
Commingled investment funds:
U.S. large cap(2)	—	168	—	168
Emerging markets value(3)	—	35	—	35
International developed markets large cap value(4)	—	80	—	80
Fixed income securities(5):
U.S. Treasury securities	17	3	—	20
Mortgage-backed securities	—	64	—	64
Corporate bonds	—	150	—	150
Insurance company investment contracts and other	—	7	—	7

Total assets at fair value at December 31, 2010	$384	$587	$—	$971

	2009
	Level 1	Level 2	Level 3	Total
		(Millions)
Pension assets:
Cash management fund(1)	$23	$—	$—	$23
Equity securities:
U.S. large cap	244	—	—	244
U.S. small cap	103	—	—	103
International developed markets large cap growth	2	58	—	60
Emerging markets growth	10	9	—	19
Commingled investment funds:
U.S. large cap(2)	—	84	—	84
Emerging markets value(3)	—	29	—	29
International developed markets large cap value(4)	—	74	—	74
Fixed income securities(5):
U.S. Treasury securities	11	3	—	14
Mortgage-backed securities	—	53	—	53
Corporate bonds	—	149	—	149
Insurance company investment contracts and other	—	8	—	8

Total assets at fair value at December 31, 2009	$393	$467	$—	$860

Fair values of other postretirement benefits plan assets

	2010
	Level 1	Level 2	Level 3	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds(1)	$15	$—	$—	$15
Equity securities:
U.S. large cap	44	—	—	44
U.S. small cap	24	—	—	24
International developed markets large cap growth	1	14	—	15
Emerging markets growth	1	2	—	3
Commingled investment funds:
U.S. large cap(2)	—	17	—	17
Emerging markets value(3)	—	3	—	3
International developed markets large cap value(4)	—	8	—	8
Fixed income securities(6):
U.S. Treasury securities	2	—	—	2
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	6	—	6
Corporate bonds	—	15	—	15

Total assets at fair value at December 31, 2010	$87	$75	$—	$162

	2009
	Level 1	Level 2	Level 3	Total
		(Millions)
Other postretirement benefit assets:
Cash management funds(1)	$15	$—	$—	$15
Equity securities:
U.S. large cap	49	—	—	49
U.S. small cap	19	—	—	19
International developed markets large cap growth	—	13	—	13
Emerging markets growth	2	2	—	4
Commingled investment funds:
U.S. large cap(2)	—	8	—	8
Emerging markets value(3)	—	3	—	3
International developed markets large cap value(4)	—	7	—	7
Fixed income securities(6):
U.S. Treasury securities	1	—	—	1
Government and municipal bonds	—	8	—	8
Mortgage-backed securities	—	6	—	6
Corporate bonds	—	15	—	15

Total assets at fair value at December 31, 2009	$86	$62	$—	$148

(1)	These funds invest in high credit-quality, short-term corporate, and government money market debt securities that have remaining maturities of approximately one year or less, and are deemed to have minimal credit risk.

(2)	This fund invests primarily in equity securities comprising the Standard & Poor’s 500 Index. The investment objective of the fund is to match the return of the Standard & Poor’s 500 Index. During 2009, certain restrictions were put into place that limited the amount that could be withdrawn. As of December 31, 2009, 37 percent was eligible for withdrawal. Effective August 2010, the withdrawal restrictions were terminated by the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(3)	This fund invests in equity securities of international emerging markets for the purpose of capital appreciation. The fund invests primarily in common stocks of the financial, telecommunications, information technology, consumer goods, energy, industrial, materials, and utilities sectors, as well as forward foreign currency exchange contracts. The plans’ trustee is required to notify the fund manager ten days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(4)	This fund invests in a diversified portfolio of international equity securities for the purpose of capital appreciation. The fund invests primarily in common stocks in the consumer goods, materials, financial, energy, information technology, telecommunications, industrial, utilities, and health care sectors, as well as forward foreign currency exchange contracts. The plans’ trustee is required to notify the fund manager ten days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(5)	The weighted-average credit quality rating of the pension assets’ fixed income security portfolio is investment grade with a weighted-average duration of 5.6 years for 2010 and 5.1 years for 2009.

(6)	The weighted-average credit quality rating of the other postretirement benefit assets’ fixed income security portfolio is investment grade with a weighted-average duration of 4.8 years for 2010 and 4.5 years for 2009.

Expected benefit payments and subsidy receipt

			Federal
		Other	Prescription
	Pension	Postretirement	Drug
	Benefits	Benefits	Subsidy
		(Millions)
2011	$51	$18	$(2)
2012	51	18	(3)
2013	54	18	(3)
2014	68	18	(3)
2015	75	19	(3)
2016-2020	536	107	(20)